Label	Element	Value
Ironclad Managed Risk Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Ironclad Managed Risk Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objectives
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objectives of the Ironclad Managed Risk Fund (the “Fund”) are to seek current income and gains.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 12% of the average value of all securities whose maturity or expiration date at time of acquisition were one year or more in accordance with Item 13 of Form N-1A.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	12.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example reflects the Fund’s contractual fee waiver and/or expense reimbursement.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund’s primary strategy consists of purchasing and selling put and call options on equity indexes, and exchange traded funds (“ETFs”). The risk in purchasing options is limited to the premium paid by the Fund for the options. The sale of call options generates income for the Fund, but may limit its participation in the gains of the underlying assets. The sale of put options generates income for the Fund, but exposes it to the risk of declines in the value of the underlying assets. The Fund’s investment advisor seeks to reduce the overall volatility of returns by managing a portfolio of options.

A call option gives the purchaser of the option, upon payment of a premium to the seller, the right to buy the underlying asset from the seller at a specified price over a defined period of time. A put option gives the purchaser of the option, upon payment of a premium to the seller, the right to sell the underlying asset to the seller at a specified price over a defined period of time. The Fund may purchase and sell put and call options to adjust the risk and return of its overall investment positions. When the Fund’s investment advisor believes the value of an underlying asset will decline, the Fund may purchase a put option to profit from the decline. Similarly, when the advisor anticipates an increase in the value of an underlying asset, the Fund may purchase a call option with respect to that asset.

The Fund’s investment advisor determines the Fund’s exposure to each option by evaluating metrics associated with the valuation of options, including, but not limited to, volatility, time to expiration and the relationship of the exercise price to the market price of the underlying asset. All option positions held by the Fund are exchange-traded and backed by the Options Clearing Corporation (“OCC”). In general, exchange-traded options have standardized exercise prices and expiration dates, which require the parties to post collateral against their obligations. Consequently, all option positions sold by the Fund may be collateralized with other options, cash, cash equivalents (for example, Treasury Bills, money market fund shares, etc.), and other investments that may serve as collateral.

The Fund may take a defensive position when the Fund’s investment advisor believes that current market, economic, political or other conditions are unsuitable and would impair the pursuit of the Fund’s investment objectives. When taking a defensive position, the Fund may invest up to 100% of its assets in cash, cash equivalents, including but not limited to, obligations of the U.S. Government, money market fund shares, commercial paper, certificates of deposit and/or bankers acceptances, as well as other interest bearing or discount obligations, or ETFs and/or mutual funds that invest in debt instruments that carry an investment grade rating by a national rating agency. When the Fund takes a defensive position, the Fund may not achieve its investment objectives.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	When taking a defensive position, the Fund may invest up to 100% of its assets in cash, cash equivalents, including but not limited to, obligations of the U.S. Government, money market fund shares, commercial paper, certificates of deposit and/or bankers acceptances, as well as other interest bearing or discount obligations, or ETFs and/or mutual funds that invest in debt instruments that carry an investment grade rating by a national rating agency.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for the periods indicated compare with the average annual total returns of the CBOE S&P 500 One-Week PutWrite Index and the S&P 500 Index. The Fund’s primary benchmark is the CBOE S&P 500 One-Week PutWrite Index, which the Fund’s investment advisor believes is the most suitable performance benchmark for comparison to the Fund’s performance in light of the Fund’s investment strategies. The S&P 500 Index has been included as a broad-based securities market index in order to satisfy a change in regulatory requirements. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.IroncladFunds.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for the periods indicated compare with the average annual total returns of the CBOE S&P 500 One-Week PutWrite Index and the S&P 500 Index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.IroncladFunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar-Year Total Return (before taxes) For each calendar year at net asset value per share (“NAV”)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Calendar Quarter Return:	7.52%	Quarter Ended 12/31/22
Lowest Calendar Quarter Return:	(5.15)%	Quarter Ended 12/31/18

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for periods ended December 31, 2024
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Ironclad Managed Risk Fund | Risk Lose Money [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Before you decide whether to invest in the Fund, carefully consider the risk factors associated with investing in the Fund, which may cause investors to lose money.
Ironclad Managed Risk Fund | Market Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Market Risk. The market prices of securities or investments may decline, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic, political or geopolitical conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment. The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as tariffs, labor shortages or increased production costs and competitive conditions within an industry. In addition, local, regional or global events such as war, acts of terrorism, international conflicts, trade disputes, supply chain disruptions, cybersecurity events, the spread of infectious illnesses or other public health issues, natural disasters or climate events, or other events could have a significant impact on the prices of securities and investments. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market.
Ironclad Managed Risk Fund | Options Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Options Risk. The value of the Fund’s positions in options will fluctuate in response to changes in the values of the assets they track, among other factors. The Fund may not fully benefit from or may lose money on an option if changes in its value do not correspond as anticipated to changes in the value of the underlying securities. The value of a put option generally decreases as the underlying asset increases in value and increases as the underlying asset decreases in value. The risk associated with selling a put option is that the market value of the underlying security could decrease and the option could be exercised, obligating the seller of the put option to settle the transaction at an exercise price that is higher than the prevailing market price. The value of a call option generally increases as the underlying asset increases in value and decreases as the underlying asset decreases in value. The risk associated with selling a call option is that the market value of the underlying security could increase and the option could be exercised, obligating the seller of the call option to settle the transaction at an exercise price that is lower than the prevailing market price. Written call and put options may limit the Fund’s participation in equity market gains and may amplify losses in market declines. When buying options, risk is limited to the premium paid for the option. Purchased put and call options may expire worthless. Gains or losses from options can be substantially greater than the option’s original premium, and can therefore involve leverage. The selling of options is a highly specialized activity that entails greater than ordinary investment risks.
Ironclad Managed Risk Fund | Equity Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Equity Risk. The value of an equity market index tends to fluctuate based on price movements in the broader securities markets due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities listed on the index participate, or factors relating to specific companies listed on the index.
Ironclad Managed Risk Fund | ETF and Mutual Fund Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	ETF and Mutual Fund Risk. Investing in ETFs or mutual funds will provide exposure to the benefits/risks of owning the underlying securities the ETFs or mutual funds hold. Shares of ETFs typically trade on securities exchanges and may at times trade at a premium or discount to their net asset values. In addition, an ETF or a mutual fund, if the mutual fund is an index fund, may not replicate exactly the performance of the benchmark index it seeks to track for a number of reasons, including transaction costs incurred by the ETF or mutual fund, the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF or mutual fund and the index with respect to the weighting of securities or the number of securities held. Investing in ETFs and mutual funds, which are investment companies, may involve duplication of advisory fees and certain other expenses. The Fund will pay brokerage commissions in connection with the purchase and sale of shares of ETFs.
Ironclad Managed Risk Fund | Fixed Income Securities Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Fixed Income Securities Risk. The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to changes in an issuer’s credit rating or market perceptions about the creditworthiness of an issuer. Generally fixed income securities decrease in value if interest rates rise and increase in value if interest rates fall, and longer-term and lower rated securities are more volatile than shorter-term and higher rated securities.
Ironclad Managed Risk Fund | Interest Rate Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Interest Rate Risk. Generally, fixed income securities decrease in value if interest rates rise and increase in value if interest rates fall, and lower rated securities are more volatile than higher rated securities.
Ironclad Managed Risk Fund | Credit Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Credit Risk. The issuer of a fixed income security held by the Fund may be unable or unwilling to make timely payments of interest or principal.
Ironclad Managed Risk Fund | Ratings Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Ratings Risk. A credit rating only reflects the view of the originating rating agency. Changes to or the withdrawal of a rating may result in the security becoming less liquid or losing value.
Ironclad Managed Risk Fund | Cybersecurity Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Cybersecurity Risk. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, customer data (including private shareholder information), or proprietary information, or cause the Fund, the Advisor and/or its other service providers (including custodians, sub-custodians, transfer agents and financial intermediaries), to suffer data breaches, data corruption or lose operational functionality. In an extreme case, a shareholder’s ability to exchange or redeem Fund shares may be affected.
Ironclad Managed Risk Fund | Management and Strategy Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Management and Strategy Risk. Investment strategies employed by the advisor in selecting investments for the Fund may not result in an increase in the value of your investment or in overall performance equal to other investments.
Ironclad Managed Risk Fund | CBOE S&P 500 One-Week PutWrite Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Label	rr_AverageAnnualReturnLabel	CBOE S&P 500 One-Week PutWrite Index (reflects no deduction for fees, expenses or taxes)
One Year	rr_AverageAnnualReturnYear01	8.79%
Five Years	rr_AverageAnnualReturnYear05	1.14%
Ten Years	rr_AverageAnnualReturnYear10	2.39%
Ironclad Managed Risk Fund | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Label	rr_AverageAnnualReturnLabel	S&P 500 Index (reflects no deduction for fees, expenses or taxes)
One Year	rr_AverageAnnualReturnYear01	25.02%
Five Years	rr_AverageAnnualReturnYear05	14.53%
Ten Years	rr_AverageAnnualReturnYear10	13.10%
Ironclad Managed Risk Fund | Ironclad Managed Risk Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption fee if redeemed within 30 days of purchase (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	2.00%
Overnight check delivery fee	rr_ExchangeFee	$ 25
Retirement account fees (annual maintenance fee)	rr_MaximumAccountFee	15
Wire fee	rr_RedemptionFee	$ 20
Management fees	rr_ManagementFeesOverAssets	1.10%
Distribution (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.25%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.38%	[1]
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	1.28%	[1],[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 130
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	406
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	702
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,545
Annual Return 2015	rr_AnnualReturn2015	1.38%
Annual Return 2016	rr_AnnualReturn2016	1.89%
Annual Return 2017	rr_AnnualReturn2017	3.32%
Annual Return 2018	rr_AnnualReturn2018	2.01%
Annual Return 2019	rr_AnnualReturn2019	9.04%
Annual Return 2020	rr_AnnualReturn2020	5.59%
Annual Return 2021	rr_AnnualReturn2021	13.00%
Annual Return 2022	rr_AnnualReturn2022	0.28%
Annual Return 2023	rr_AnnualReturn2023	10.61%
Annual Return 2024	rr_AnnualReturn2024	14.78%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Calendar Quarter Return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2022
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.52%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Calendar Quarter Return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.15%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
One Year	rr_AverageAnnualReturnYear01	14.78%
Five Years	rr_AverageAnnualReturnYear05	8.72%
Ten Years	rr_AverageAnnualReturnYear10	6.07%
Ironclad Managed Risk Fund | Ironclad Managed Risk Fund | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
One Year	rr_AverageAnnualReturnYear01	14.73%	[3]
Five Years	rr_AverageAnnualReturnYear05	7.18%	[3]
Ten Years	rr_AverageAnnualReturnYear10	4.65%	[3]
Ironclad Managed Risk Fund | Ironclad Managed Risk Fund | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
One Year	rr_AverageAnnualReturnYear01	8.79%	[3]
Five Years	rr_AverageAnnualReturnYear05	6.40%	[3]
Ten Years	rr_AverageAnnualReturnYear10	4.34%	[3]

[1]	The total annual fund operating expenses and total annual fund operating expenses after waiving fees and/or reimbursing expenses do not correlate to the ratio of expenses to average net assets appearing in the financial highlights table, which reflects only the operating expenses of the Fund and does not include acquired fund fees and expenses.
[2]	The Fund’s advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 1.25% of the average daily net assets of the Fund. This agreement is in effect as long as the Investment Advisory Agreement for the Fund is in effect, and it may be terminated only by the Trust’s Board of Trustees. The Fund’s advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full fiscal years after the date of the waiver or payment. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation in effect at the time such fees were waived or payments made, or (b) the expense limitation in effect at the time of the reimbursement.
[3]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.